Reverse Takeover (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
IfrsStatementLineItems [Line Items]
Transaction costs		$ 3,453,790
Total consideration transferred		1,504,510
Novicius Subco [Member]
IfrsStatementLineItems [Line Items]
100,000 common shares at a price of CAD$0.315 per share		900,403
Net assets (liabilities) of the Company acquired		(604,107)
Transaction costs		1,504,510
Grown Rogue Canada [Member]
IfrsStatementLineItems [Line Items]
100,000 common shares at a price of CAD$0.315 per share		23,860
Transaction costs		856,059
Fair value of warrants of the Company issued (Note 17.10)		893,646
Total consideration transferred		917,506
Net assets of Grown Rogue Canada acquired		$ 61,447